Statements of Consolidated Members Interests - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital account:
Balance at beginning of period	$ 15,814	$ 14,388	$ 14,388	$ 13,624	$ 12,719
Net income	820	800	968	864	905
Contributions from members (Note 8)			1,211	452	425
Distributions to members (Note 8)			(753)	(552)	(425)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $1, $1 and $1) (Notes 1 and 8)			3	3	2
Cash flow hedges – loss on settlement of interest rate hedge transactions (net of tax benefit of $3, $1 and $0) (Notes 1, 6 and 8)			(12)	(3)
Fair value hedges – unrealized gain on cross-currency swaps attributable to excluded components (net of tax expense of $1, $0 and $0) (Notes 1, 6 and 8)			2
Defined benefit pension plans (Notes 8 and 9)	3	2	3	(18)	(33)
Balance at end of period	17,918		15,814	14,388	13,624
Total membership interests	17,671		15,630	14,208	13,462
Accumulated Other Comprehensive Income (Loss) [Member]
Capital account:
Balance at beginning of period	(184)	(180)	(180)	(162)	(131)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $1, $1 and $1) (Notes 1 and 8)			3	3	2
Cash flow hedges – loss on settlement of interest rate hedge transactions (net of tax benefit of $3, $1 and $0) (Notes 1, 6 and 8)			(12)	(3)
Fair value hedges – unrealized gain on cross-currency swaps attributable to excluded components (net of tax expense of $1, $0 and $0) (Notes 1, 6 and 8)			2
Defined benefit pension plans (Notes 8 and 9)			3	(18)	(33)
Balance at end of period			(184)	(180)	(162)
Total membership interests	$ (247)	$ (201)	$ (184)	$ (180)	$ (162)